UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898
Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2005

Date of reporting period:	December 31, 2004

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments • December 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Senior Collateralized Term Loans (a)(95.1%)
	Aerospace & Defense (1.7%)
$3,970	ARINC, Inc.	3.87 - 4.56%	03/10/11	$4,022,268
1,985	CACI International, Inc.	3.95	05/03/11	2,010,428
1,995	Ceradyne, Inc.	3.938 - 4.50	08/18/11	2,022,431
1,980	ILC Industries, Inc.	5.40	08/05/10	2,010,314
2,969	K&F Acquisition, Inc.	4.90 - 6.75	11/18/12	3,020,406
5,445	Transdigm, Inc.	4.60	07/22/10	5,525,092
				18,610,939
	Auto Parts: I.E (0.9%)
9,985	Federal-Mogul Corp. (Revolver) (f)	4.15	12/31/04	9,398,394

	Automotive Aftermarket (2.1%)
2,500	AM General, LLC	6.57 - 6.99	11/01/11	2,562,500
8,000	Goodyear Tire & Rubber Co. (The)	6.14	03/31/06	8,136,640
7,684	Metokote Corp.	5.38 - 5.73	08/13/10	7,808,563
4,852	Safelite Glass Corp.	6.06 - 6.56	09/30/07	4,205,535
				22,713,238
	Beverages: Alcoholic (0.4%)
5,000	Constellation Brands, Inc.	4.25 - 4.75	11/30/11	5,073,750

	Beverages: Non-Alcoholic (0.2%)
1,882	Sunny Delight Beverage Co.	6.79	08/20/10	1,849,412

	Broadcast/Media (0.8%)
1,995	NEP Supershooters, LP	6.56	02/03/11	2,032,406
6,500	Susquehanna Media Co.	4.07 - 4.42	03/31/12	6,595,485
				8,627,891
	Building Products (0.3%)
3,000	Interline Brands, Inc.	4.81	12/31/10	3,037,500

	Cable/Satellite TV (7.4%)
1,990	Cebridge Connections, Inc.	5.24 - 7.50	02/23/09	1,993,740
4,000	Century Cable Holdings, LLC	7.25	06/30/09	3,981,080
25,000	Century Cable Holdings, LLC	7.25	12/31/09	24,838,500
12,000	Charter Communications Operating, LLC	5.13	04/27/10	11,943,120
12,935	Charter Communications Operating, LLC	5.38	04/27/11	12,961,905
6,656	DirecTV Holdings, LLC	4.39 - 4.41	03/06/10	6,743,812
1,980	Insight Midwest Holdings, LLC	5.188	12/31/09	2,014,096
5,000	Olympus Cable Holdings, LLC	6.50	06/30/10	4,952,750
8,000	Olympus Cable Holdings, LLC	7.25	09/30/10	7,966,240
1,688	Panamsat	4.91	08/20/09	1,697,336
1,995	U.S. Can Corp.	5.89	01/10/10	2,002,455
				81,095,034
	Casino/Gaming (4.8%)
11,612	Alliance Gaming Corp.	4.90	09/04/09	11,686,696
1,871	Global Cash Access, LLC	5.17	03/10/10	1,900,381
7,718	Mandalay Resort Group	6.06	06/30/08	7,736,926
2,000	Marina District Financial Co.	3.93	10/20/11	2,017,920
7,187	Opbiz (Planet Hollywood)	4.975 - 5.56	09/01/10	7,065,595
17	Opbiz (Planet Hollywood) (c) (d)	5.975	09/01/09	16,421
2,254	Penn National Gaming, Inc.	4.92 - 5.06	09/01/07	2,263,984
5,000	Ruffin Gaming, LLC	5.313	07/14/07	5,075,000
4,000	Seminole Tribe of Florida	6.50	09/30/11	4,040,000
10,364	Venetian Casino Resort, LLC	4.90	06/15/11	10,555,778
				52,358,701
	Chemicals: Major Diversified (2.5%)
2,993	BCP Crystal Holdings, Ltd.	4.81	04/06/11	3,026,166
16,000	Huntsman Company, LLC	5.94	03/31/10	16,300,000
7,811	Kosa B.V. (Netherlands)	5.313	04/29/11	7,953,693
				27,279,859

	Chemicals: Specialty (5.0%)
5,000	Brenntag AG (Germany)	4.73	02/27/12	5,043,350
1,985	Hercules, Inc.	3.966 - 4.31	10/08/10	2,001,118
19,000	Huntsman International, LLC	5.688	12/31/10	19,242,250
7,940	ISP Chemco, Inc.	4.063 - 4.50	03/27/11	8,037,583
5,172	Kraton Polymers, LLC	4.75 - 7.00	12/23/10	5,245,770
4,994	Nalco Company	3.93 - 4.53	11/04/10	5,071,398
2,000	Propex Fabrics, Inc.	4.66 - 6.50	12/31/11	2,012,500
8,000	Rockwood Specialties Group, Inc.	4.38	07/30/12	8,061,840
				54,715,809
	Construction Materials (0.8%)
4,963	Builders Firstsource, Inc.	5.42	02/25/10	5,018,328
2,000	Contech Construction Products, Inc.	4.94	12/04/10	2,032,500
1,995	Nortek, Inc.	4.62 - 6.75	08/27/11	2,030,750
				9,081,578
	Consumer Sundries (1.8)
1,574	Aero Products International, Inc.	5.83 - 7.06	12/19/08	1,536,269
941	American Safety Razor Co.	5.38 - 5.85	04/29/11	944,552
2,494	Amscan Holdings, Inc.	4.591 - 7.00	04/30/12	2,513,999
3,000	CEI Holdings, Inc.	5.24 - 5.44	12/30/10	3,037,500
2,000	Jostens, Inc.	4.67	10/04/01	2,018,220
1,000	Marietta Intermidate Holding Corp.	7.50	12/17/10	1,007,500
3,139	Prestige Brands, Inc.	4.86 - 7.00	04/06/11	3,182,266
3,687	Rayovac Corp.	4.56 - 4.92	09/30/09	3,747,399
1,459	World Kitchen, Inc.	6.063 - 6.313	03/31/08	1,415,331
				19,403,036
	Consumer/Business Services (0.8%)
1,509	Alderwoods Group, Inc.	3.94 - 4.54	08/19/10	1,525,153
6,930	Buhrmann US, Inc.	4.94	12/31/10	7,031,979
				8,557,132
	Containers/Packaging (4.2%)
1,990	Consolidated Container Holdings, LLC	5.125	12/15/08	2,016,109
5,000	Graham Packaging Co.	4.875 - 5.00	10/07/11	5,074,100
11,845	Graphic Packaging International Corp.	4.51 - 4.92	06/30/10	12,065,244
6,819	Impress Metal Packaging Holdings B.V. (Netherlands)	6.027	12/31/06	6,854,044
995	Kranson Industries, Inc.	5.31	07/30/11	1,004,950
1,103	Nexpak Corp.	8.28	12/31/04	1,102,664
8,991	Nexpak Corp. (c)	7.625 - 7.875	12/31/04	1,798,216
623	Nexpak Corp. (Revolver)	8.28	12/31/04	623,000
2,739	Owens Illinois General, Inc.	4.95	04/01/07	2,794,868
1,166	Owens Illinois General, Inc.	5.17	04/01/08	1,190,097
1,816	Owens Illinois General, Inc. (France)	5.20	04/01/08	1,851,262
1,369	Smurfit-Stone Container Enterprises, Inc.	4.313 - 4.688	11/01/11	1,390,812
3,970	Solo Cup Co.	4.78 - 5.05	02/27/11	4,048,169
3,867	United Components, Inc.	4.78	06/30/10	3,919,833
				45,733,368
	Discount Stores (0.2%)
2,000	Dollarama Group LP	6.50	11/18/11	2,019,380

	Diversified Manufacturing (0.7%)
2,742	Amsted Industries, Inc.	4.91 - 5.23	10/15/10	2,786,763
2,657	Juno Lighting, Inc.	4.37 - 6.75	11/21/10	2,694,332
2,655	Werner Holding Co.	5.34 - 5.60	06/11/09	2,557,457
				8,038,551
	Drugstore Chains (0.5%)
4,988	Jean Coutu Group (Canada)	4.438	07/30/11	5,068,547

	Electronic Components (0.3%)
2,759	Knowles Electronics, Inc.	7.188	08/29/07	2,779,407

	Engineering & Construction (0.3%)
3,316	United Rentals, Inc.	4.67 - 6.50	02/14/11	3,364,360

	Entertainment & Leisure (1.1%)
2,000	Alliance Atlantis Communications Inc.	6.00	12/20/11	2,027,500

3,000	Universal City Development Partners, Ltd.	4.41	06/09/11	3,048,750
3,970	WMG Acquisition Corp.	4.97 - 5.38	02/28/11	4,027,883
1,714	Yankees Global Enterprises	4.59 - 5.03	06/25/07	1,744,286
785	Yankees Holdings, LP	4.486 - 4.90	06/25/07	799,464
				11,647,883
	Environmental Services (3.8%)
10,121	Allied Waste North America, Inc.	4.54 - 5.24	01/15/10	10,281,303
7,392	Duratek, Inc.	6.125 - 6.75	12/19/09	7,395,887
6,467	Environmental Systems Products Holdings, Inc.	5.63 - 5.92	12/12/08	6,548,140
2,963	IESI Corp.	5.07 - 5.09	09/30/10	2,990,288
12,724	Laidlaw International, Inc.	6.17	06/19/09	12,803,574
2,000	Wastequip, Inc.	6.25 - 6.50	12/31/10	2,005,000
				42,024,193
	Finance - Commercial (0.3%)
3,387	Outsourcing Solutions, Inc.	7.33	12/09/08	3,400,076

	Finance/Rental/Leasing (0.6%)
5,985	Refco Finance Holdings, LLC	5.163	08/05/11	6,058,136

	Financial Publishing/Services (0.7%)
6,983	Merrill Communications, LLC	4.63 - 4.92	07/30/09	7,081,007
995	Verifone Intermediate Holdings, Inc.	4.63	06/30/11	1,012,413
				8,093,419
	Financial Services (0.7%)
2,079	Coinstar, Inc.	4.29 - 6.50	07/07/11	2,114,902
4,988	Transfirst Holdings, Inc.	6.563 - 7.75	03/31/10	5,021,814
				7,136,716
	Food Distributors (0.4%)
3,990	Acosta Sales Co, Inc.	4.82 - 5.46	08/10/10	4,042,349

	Food Retail (0.6%)
6,517	Luigino’s, Inc.	5.438	04/02/11	6,516,843

	Food: Major Diversified (0.6%)
4,121	Dole Food Co.	4.188 - 6.50	09/28/08	4,197,081
2,759	Michael Foods, Inc.	4.63 - 6.50	11/21/10	2,803,549
				7,000,630
	Foods & Beverages (3.8%)
3,720	Atkins Nutritionals, Inc.	7.67	10/29/09	3,338,700
7,432	Birds Eye Foods, Inc.	5.31	06/30/08	7,536,168
2,544	Del Monte Corp.	4.38	12/20/10	2,587,211
1,995	Doane Pet Care, Inc.	6.37 - 6.56	11/05/09	2,028,676
6,784	DS Waters Enterprises, LP	6.67 - 7.266	11/07/09	6,587,746
2,830	Pierre Foods, Inc.	4.48	06/30/10	2,860,649
16,872	Pinnacle Foods Holding Corp.	4.76	11/25/10	16,876,043
118	Sunny Delight Beverage Co.	6.59	08/20/10	115,588
				41,930,781
	Healthcare (1.4%)
3,990	Ardent Health Services, Inc.	4.80	08/12/11	4,009,950
4,933	Concentra Operating Corp.	4.88 - 5.10	06/30/09	4,986,134
1,778	Multiplan, Inc.	5.31	03/04/09	1,797,778
1,990	Sterigenics International, Inc.	5.53	06/14/11	2,014,875
2,746	VWR International, Inc.	4.58	04/07/11	2,796,114
				15,604,851
	Home Furnishings (0.5%)
1,995	Holmes Group, Inc.	5.58 - 7.50	11/08/10	2,014,950
3,703	Tempur-Pedic, Inc.	4.225	06/30/09	3,737,860
				5,752,810
	Hospital/Nursing Management (0.7%)
1,995	CHS/Community Health Systems, Inc.	4.15	08/19/11	2,013,554
5,895	Triad Hospitals, Inc.	4.67	09/30/08	5,984,053
				7,997,607
	Hotels/Resorts/Cruiselines (1.7%)
5,000	CNL Hospitality Partners, LP	5.331	10/13/06	5,081,250
8,410	Wyndham International, Inc.	7.125	06/30/06	8,464,734
4,526	Wyndham International, Inc.	8.125	04/01/06	4,569,986
				18,115,970

	Industrial Machinery (1.2%)
2,041	Formica Corp.	7.55 - 8.75	06/10/10	2,051,053
569	Formica Corp. (Canada)	7.739 - 8.75	06/10/10	571,532
1,378	Formica Corp. (Spain)	7.55 - 8.75	06/10/10	1,385,017
705	Formica Corp. (United Kingdom)	7.55 - 8.75	06/10/10	708,304
2,000	Goodman Global Holdings, Inc.	4.813	12/23/11	2,035,000
3,780	Mueller Group, Inc.	4.88 - 5.15	04/23/11	3,824,721
2,569	Sensus Metering Systems, Inc.	4.391 - 4.421	12/17/10	2,588,297
386	Sensus Metering Systems, Inc. (Luxembourg)	4.391 - 4.421	12/17/10	388,245
				13,552,168
	Industrial Specialties (2.2%)
7,296	Jet Plastica Industries, Inc.	7.00	02/28/05	6,931,265
2,075	Jet Plastica Industries, Inc. (Revolver)	7.00	02/28/05	1,970,736
1,714	National Waterworks, Inc.	5.06	11/22/09	1,741,423
8,500	Panolam Industries International, Inc. and Panolam Industries, Ltd. (Canada)	5.375	12/03/10	8,616,875
4,428	Unifrax Corp.	5.938	05/19/10	4,510,698
				23,770,997
	Life/Health Insurance (1.6%)
2,993	Alliant Resources Group, Inc.	5.475 - 7.75	08/31/11	2,996,241
2,867	CCC Information Services	5.418	08/20/10	2,902,524
9,600	Conseco, Inc.	5.918	06/02/10	9,786,048
2,000	Vertafore, Inc.	5.167	12/23/10	2,017,500
				17,702,313

	Medical Specialties (0.4%)
2,441	Colgate Medical, Ltd. (United Kingdom)	3.98 - 4.55	12/30/08	2,471,057
1,974	CONMED Corp.	4.663 - 5.010	12/15/09	1,997,453
				4,468,510
	Medical/Nursing Services (0.4%)
4,804	Ameripath, Inc.	5.668	03/27/10	4,846,483

	Miscellaneous Commercial Services (0.2%)
1,797	Central Parking Corp.	4.92 - 5.06	03/31/10	1,829,562

	Movies/Entertainment (1.6%)
7,980	Metro-Goldwyn Mayer, Inc.	5.06	04/30/11	8,013,915
9,623	Regal Cinemas Corp.	4.56	11/10/10	9,728,192
				17,742,107
	Oil & Gas Pipelines (1.2%)
6,375	El Paso Corp.	5.188	11/23/09	6,439,196
6,500	La Grange Acquisition, LP	5.438	01/18/08	6,607,640
				13,046,836
	Oil Refining/Marketing (0.8%)
4,833	Getty Petroleum Marketing, Inc.	5.80	05/19/10	4,927,003
1,990	Lyondell-Citgo Refining, LP	4.38 - 4.591	05/21/07	2,012,388
1,456	Tesoro Petroleum Corp.	7.903 - 7.99	04/15/08	1,500,105
				8,439,496
	Other Metals/Minerals (1.3%)
7,252	CII Carbon, Inc.	4.76	06/25/08	7,161,083
1,638	Foundation PA Coal Co.	4.56 - 4.78	07/30/11	1,664,711
500	ICG, LLC	4.99	10/01/10	508,125
4,795	IMC Global, Inc.	6.938	11/17/06	4,813,636
				14,147,554
	Personnel Services (0.1%)
1,398	Educate Operating Co.	5.06	03/31/11	1,415,721

	Pharmaceuticals: Other (0.9%)
9,641	MCC Merger Sub Corp.	7.45	09/30/08	9,689,302

	Printing/Publishing (0.9%)
3,000	Advertising Directory Solutions	4.40	11/09/11	3,028,140
4,013	Day International Group, Inc.	5.92 - 6.06	09/16/09	4,050,372
1,000	Source Media Inc.	4.69	11/08/11	1,012,500
1,975	Vutek, Inc.	7.75	06/25/10	1,970,063
				10,061,075

	Publishing: Books/Magazines (4.9%)
952	Advanstar Communications, Inc.	6.92	10/11/07	959,324
8,045	American Media Operations, Inc.	4.75 - 4.813	04/01/07	8,178,545
5,000	Cygnus Business Media, Inc.	6.42	07/13/09	4,987,500
5,768	F&W Publications, Inc.	5.96	12/31/09	5,836,504
4,976	Network Communications, Inc.	6.12 - 6.34	06/30/11	5,040,272
4,463	Primedia, Inc.	5.063	06/30/09	4,377,988
970	R.H. Donnelley, Inc.	4.13 - 4.31	12/31/09	981,010
7,866	R.H. Donnelley, Inc.	4.09 - 4.30	06/30/11	7,955,301
2,693	Transwestern Publishing Company, LLC	3.938 - 4.688	02/25/11	2,728,585
1,840	Transwestern Publishing Company, LLC	4.563	06/24/11	1,864,141
10,375	Ziff Davis Media, Inc.	7.08	03/31/07	10,296,696
				53,205,866
	Publishing: Newspapers (0.9%)
8,284	CanWest Media, Inc. (Canada)	4.49	08/15/09	8,355,426
1,492	Herald Media Inc.	5.03	07/22/11	1,513,962
				9,869,388
	Pulp & Paper (0.7%)
7,795	Boise Cascade LLC	4.688	10/28/10	7,821,568

	Real Estate - Industrial/Office (0.6%)
1,866	Corrections Corp. of America	4.36 - 4.74	03/31/08	1,897,895
3,000	General Growth Properties LP	4.53	11/12/07	3,002,730
2,000	General Growth Properties LP	4.53	11/12/08	2,008,020
				6,908,645
	Real Estate Development (0.6%)
5,000	Landsource Communities Development, LLC	4.938	03/31/10	5,079,700
2,000	South Edge, LLC	4.688	10/31/09	2,018,760
				7,098,460
	Real Estate Investment Trusts (0.2%)
1,995	Waste Services, Inc.	6.58 - 8.75	03/31/11	1,999,962

	Recreational Products (0.4%)
2,483	Pure Fishing, Inc.	4.85 - 5.55	09/30/10	2,521,570
1,959	True Temper Sports, Inc.	5.45	03/15/11	1,939,050
				4,460,620
	Restaurants (0.3%)
2,000	Carrols Corp.	6.25	12/31/10	2,034,380
1,500	Denny’s, Inc.	5.59 - 5.84	09/30/09	1,531,410
				3,565,790
	Retail - Specialty (3.4%)
2,431	Alimentation Couche-Tard, Inc. (Canada)	4.188	12/17/10	2,465,566
1,970	Central Garden & Pet Co.	4.17	05/14/09	1,988,479
8,909	General Nutritional Centers, Inc.	5.42	12/05/09	8,965,687
3,906	Home Interiors & Gifts, Inc.	7.17	03/31/11	3,777,343
2,065	NBTY, Inc.	4.375	03/15/07	2,086,595
2,977	Nebraska Book Co.	4.67	03/04/11	3,016,565
9,526	Pantry, Inc. (The)	4.67	03/12/11	9,680,886
5,000	TravelCenters of America, Inc.	4.15 - 4.38	12/01/11	5,059,399
				37,040,520
	Semiconductors (1.4%)
8,262	On Semiconductor Corp.	5.563	12/15/11	8,300,048
7,000	Viasystems, Inc.	6.31 - 6.49	09/30/09	7,071,470
				15,371,518
	Services to the Health Industry (1.3%)
1,962	Alliance Imaging, Inc.	4.438 - 4.938	06/10/08	1,983,472
3,157	FHC Health Systems, Inc.	8.40 - 10.40	12/18/09	3,188,714
2,902	Insight Health Services Acquisition Corp.	6.31	10/17/08	2,928,756
1,600	Insight Health Services Acquisition Corp.	6.56	10/17/08	1,604,992
4,000	MC Communications, LLC	6.44 - 7.01	12/31/10	4,030,000
				13,735,934
	Specialty Insurance (0.1%)
945	Mitchell International, Inc.	5.55	08/15/11	959,010

	Specialty Telecommunications (0.6%)
2,000	New Skies Satellites	5.188	05/02/11	2,030,420
4,663	Syniverse Holdings, LLC	5.40 - 5.56	09/30/10	4,712,967
				6,743,387
	Telecommunication Equipment (0.1%)
1,155	Channel Master, Inc. (c)	9.00	12/31/04	219,403
64	Channel Master, Inc. (Revolver) (c)	9.00	12/31/04	12,179
1,000	Spectrasite Communications Inc.	4.03	05/19/12	1,007,710
				1,239,292
	Telecommunications (2.7%)
2,000	AAT Communications Corp.	5.25 - 5.26	01/16/12	2,026,660
8,005	FairPoint Communications, Inc.	6.938 - 8.75	03/31/07	8,004,922
5,000	Iowa Telecom Services, Inc.	4.37 - 4.46	11/23/11	5,050,000
7,585	KMC Telecom, Inc.	8.06	06/30/10	3,982,214
4,103	Mcleod USA, Inc.	6.42	05/30/08	2,056,378
2,993	Valor Telecommunications Enterprises, LLC	5.75 - 5.92	11/10/11	3,026,166
4,986	WILTEL Communications, LLC	5.90 - 6.06	06/30/10	5,011,776
				29,158,116
	Textiles (0.5%)
5,630	Polymer Group, Inc.	5.78	04/27/10	5,695,702

	Transportation (2.5%)
1,990	Horizon Lines, LLC	5.17	07/07/11	2,017,363
3,019	Pacer International, Inc.	4.063 - 5.063	06/10/10	3,063,030
11,111	Quality Distribution, Inc.	5.07 - 5.42	11/13/09	11,110,612
9,765	Sirva Worldwide, Inc.	4.42	12/01/10	9,834,914
1,298	Transport Industries, LP	6.563	06/13/10	1,300,422
				27,326,341
	Utilities (2.9%)
10,261	Allegheny Energy Supply Co., LLC	4.87 - 5.06	03/08/11	10,447,980
6,933	Pike Electric, Inc.	4.625	07/01/12	7,056,816
4,500	Pike Electric, Inc.	4.813	12/10/12	4,567,500
9,000	Reliant Energy, Inc.	4.795	04/30/10	9,124,650
				31,196,946
	Wireless Telecommunications (5.6%)
9,912	Centennial Cellular Operating Co.	4.92 - 5.38	02/09/11	10,055,074
25,782	Nextel Finance Co.	4.688	12/15/10	25,828,619
19,000	Nextel Partners Operating Corp.	4.938	05/31/11	19,295,260
5,970	Western Wireless Corp.	5.03 - 5.42	05/31/11	6,073,400
				61,252,353
	Total Senior Collateralized Term Loans (Cost $1,043,368,835)			1,039,489,694

NUMBER OF SHARES
	Common Stocks (e)(4.4%)
	Automotive Aftermarket (0.0%)
100,632	Safelite Glass Corp. (b)	0
6,793	Safelite Realty Corp. (b)	0
		0
	Casino/Gaming (0.0%)
85,773	Opbiz (Planet Hollywood (b)	51,464

	Computer Software & Services (0.0%)
107,026	DecisionOne Corp. (b)	0

	Consumer Sundries (0.1%)
52,654	World Kitchen, Inc. (b)	626,583

	Engineering & Construction (1.4%)
358,900	Washington Group International, Inc.	14,804,625

	Environmental Services (0.0%)
19,446	Environmental Systems Products Holdings, Inc. (b)	196,794

	Finance - Commercial (0.3%)
75,160	Outsourcing Solutions, Inc.	3,607,716

	Forest Products (0.1%)
230,289	Tembec, Inc. (Canada)	1,383,883

	Managed Health Care (0.0%)
517,459	Interim Healthcare, Inc. (b)	0

	Medical Specialties (1.4%)
288,565	Dade Behring Holdings, Inc.	16,159,640

	Medical/Nursing Services (1.0%)
339,196	NeighborCare, Inc.	10,420,101

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (b)	0

	Textiles (0.1%)
61,460	London Fog (b)	405,636

	Total Common Stocks (Cost $24,775,382)	47,656,442

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Senior Notes (1.0%)
	Medical Specialties (0.5%)
4,429	Dade Behring, Inc.	11.91	10/03/10	4,938,694

	Telecommunications (0.3%)
4,872	KMC Telecom, Inc. (c) (d)	7.375	06/30/11	2,557,959
2,126	KMC Telecom, Inc. (c) (d)	7.625	06/30/11	1,116,140
				3,674,099
	Wireless Telecommunications (0.2%)
2,000	Rogers Wireless Inc. - 144A	5.525	12/15/10	2,105,000

	Total Senior Notes (Cost $10,924,500)			10,717,793

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (b) (e) (0.0%)
	Casino/Gaming (0.0%)
7,200	Opbiz (Planet Hollywood) (Cost $0)	09/01/10	0

	Internet Retail (0.0%)
98,485	Mobile Pro Corp.	11/15/09	0

	Total Warrants (Cost $0)		0

	Total Investments (Cost $1,079,068,717)(g)(h)	100.5%	1,097,863,929

	Liabilities in Excess of Other Assets	(0.5)	(5,110,845)

	Net Assets	100.0%	$1,092,753,084

(a)                               Floating rate securities. Interest rates shown are those in effect at December 31, 2004.

(b)                               Valued using fair value procedures - total aggregate value is $1,280,477.

(c)                                Non-income producing security; loan or note in default.

(d)                               Payment-in-kind security.

(e)                                Non-income producing securities.

(f)                                   Issuer is restructuring loan.

(g)                               Securities have been designated as collateral in an amount equal to $17,364,947 in connection with unfunded loan commitments.

(h)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation is $37,907,316 and the aggregate gross unrealized depreciation is $19,112,104, resulting in net unrealized appreciation of $18,795,212.

See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005